Inventory Purchase Commitments (Details Textual) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 26, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 15, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Provision To Inventory Purchase Commitments		¥ 229,048	$ 35,204	¥ 10,672	¥ 522,050
Provision For Inventory Commitments		1,330,716
Provision For Impairment Against Forfeited Advance Payment					71,266
Provision For Additional Impairment On The Estimated Shortage		3,618			450,784
Provision For Total Impairment Against Prepayment		623,474					$ 95,826
Provision For Reserve For Inventory Purchase Commitments		(82,032)	$ (12,608)	90,300	77,705
Advances on Inventory Purchases		487,672		475,347			74,954
Supplier A [Member]
Provision For Total Impairment Against Prepayment		225,430					$ 34,500
Prepaid Supplies					¥ 224,029				$ 239,327
Reduction of Prepayment to Suppliers										¥ 1,244,743
Advances on Inventory Purchases		225,430
Reserve For Inventory Commitments, Foreign Exchange Remesurement Gain		¥ 82,032
Supplier A [Member] | Subsequent Event [Member]
Loss Contingency, Damages Sought	April 26, 2018
Supplier A [Member] | Loss on Long-term Purchase Commitment [Member]
Loss Contingency Accrual | $								$ 897,500
Supplier A [Member] | Loss on Long-term Purchase Commitment [Member] | Subsequent Event [Member]
Loss Contingency Accrual | $	$ 897,500
Supplier C [Member]
Provision To Inventory Purchase Commitments						¥ 87,134
Provision For Total Impairment Against Prepayment				¥ 619,856